TRANSAMERICA FUNDS

Transamerica ClearTrack® 2040
Transamerica ClearTrack® 2015	Transamerica ClearTrack® 2045
Transamerica ClearTrack® 2020	Transamerica ClearTrack® 2050
Transamerica ClearTrack® 2025	Transamerica ClearTrack® 2055
Transamerica ClearTrack® 2030	Transamerica ClearTrack® 2060
Transamerica ClearTrack® 2035	Transamerica ClearTrack® Retirement Income
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Effective on or about December 6, 2021, Transamerica Asset Management, Inc. (“TAM”) will replace Franklin Advisers, Inc. (formerly, QS Investors, LLC) as sub‑adviser to the Transamerica ClearTrack funds (each, a “fund” and collectively, the “funds”) with Wilshire Advisors LLC (“Wilshire”) as sub‑adviser. An information statement will be made available to shareholders which will provide certain information about the new sub‑adviser and the terms of the new sub‑advisory agreement.
As discussed further below, in connection with the change in sub‑adviser: (i) each fund’s principal investment strategies, principal risks and benchmark will change; and (ii) each fund’s management fee schedule will be lowered. The investment objective of each fund (other than Transamerica ClearTrack 2015 and Transamerica ClearTrack Retirement Income) will also change.
Also, the funds (other than Transamerica ClearTrack Retirement Income) will change their glide path such that they will reach their most conservative asset allocation on the date appearing in the fund’s name, as opposed to 10 years after that date, and Wilshire will not employ a managed risk strategy in any of the funds. In addition, the new glide paths will generally have higher equity allocations.
TAM will continue to serve as each fund’s investment manager.
Effective on or about December 6, 2021, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Additional Information, as applicable, concerning the funds.
* * *
Each fund will lower its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $2.5 billion	0.10%
Over $2.5 billion up to $4 billion	0.09%
In excess of $4 billion	0.08%
* * *
Transamerica ClearTrack® 2015
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.23%	0.38%	0.38%
Acquired fund fees and expenses[2]	0.36%	0.36%	0.36%
Total annual fund operating expenses	0.69%	1.34%	1.09%
Fee waiver and/or expense reimbursement[3]	0.14%	0.14%	0.14%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$207	$370	$845
Class R1	$122	$411	$721	$1,600
Class R3	$97	$333	$587	$1,316
* * *
Transamerica ClearTrack® 2020
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.22%	0.37%	0.36%
Acquired fund fees and expenses[2]	0.36%	0.36%	0.36%
Total annual fund operating expenses	0.68%	1.33%	1.07%
Fee waiver and/or expense reimbursement[3]	0.13%	0.13%	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$204	$366	$834
Class R1	$122	$409	$716	$1,590
Class R3	$97	$328	$578	$1,295
* * *
Transamerica ClearTrack® 2025
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.14%	0.29%	0.29%
Acquired fund fees and expenses[2]	0.37%	0.37%	0.37%
Total annual fund operating expenses	0.61%	1.26%	1.01%
Fee waiver and/or expense reimbursement[3]	0.06%	0.06%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$189	$334	$756
Class R1	$122	$394	$686	$1,517
Class R3	$97	$316	$552	$1,231
* * *

Transamerica ClearTrack® 2030
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.16%	0.31%	0.31%
Acquired fund fees and expenses[2]	0.39%	0.39%	0.39%
Total annual fund operating expenses	0.65%	1.30%	1.05%
Fee waiver and/or expense reimbursement[3]	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$198	$352	$801
Class R1	$122	$402	$703	$1,559
Class R3	$97	$324	$570	$1,274
* * *

Transamerica ClearTrack® 2035
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.16%	0.31%	0.31%
Acquired fund fees and expenses[2]	0.39%	0.39%	0.39%
Total annual fund operating expenses	0.65%	1.30%	1.05%
Fee waiver and/or expense reimbursement[3]	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$198	$352	$801
Class R1	$122	$402	$703	$1,559
Class R3	$97	$324	$570	$1,274
* * *

Transamerica ClearTrack® 2040
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.17%	0.32%	0.32%
Acquired fund fees and expenses[2]	0.40%	0.40%	0.40%
Total annual fund operating expenses	0.67%	1.32%	1.07%
Fee waiver and/or expense reimbursement[3]	0.12%	0.12%	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$202	$361	$823
Class R1	$122	$406	$712	$1,580
Class R3	$97	$328	$578	$1,295
* * *

Transamerica ClearTrack® 2045
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.25%	0.40%	0.40%
Acquired fund fees and expenses[2]	0.40%	0.40%	0.40%
Total annual fund operating expenses	0.75%	1.40%	1.15%
Fee waiver and/or expense reimbursement[3]	0.20%	0.20%	0.20%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$220	$397	$912
Class R1	$122	$432	$747	$1,662
Class R3	$97	$346	$614	$1,380
* * *

Transamerica ClearTrack® 2050
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.29%	0.44%	0.44%
Acquired fund fees and expenses[2]	0.40%	0.40%	0.40%
Total annual fund operating expenses	0.79%	1.44%	1.19%
Fee waiver and/or expense reimbursement[3]	0.24%	0.24%	0.24%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$228	$415	$956
Class R1	$122	$432	$764	$1,704
Class R3	$97	$354	$631	$1,422
* * *

Transamerica ClearTrack® 2055
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	10.16%	10.31%	10.31%
Acquired fund fees and expenses[2]	0.40%	0.40%	0.40%
Total annual fund operating expenses	10.66%	11.31%	11.06%
Fee waiver and/or expense reimbursement[3]	10.11%	10.11%	10.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$2,159	$4,030	$7,857
Class R1	$122	$2,324	$4,257	$8,119
Class R3	$97	$2,361	$4,171	$8,020
* * *

Transamerica ClearTrack® 2060
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	10.53%	10.68%	10.68%
Acquired fund fees and expenses[2]	0.40%	0.40%	0.40%
Total annual fund operating expenses	11.03%	11.68%	11.43%
Fee waiver and/or expense reimbursement[3]	10.48%	10.48%	10.48%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$2,224	$4,137	$7,999
Class R1	$122	$2,388	$4,361	$8,249
Class R3	$97	$2,325	$4,276	$8,156
* * *

Transamerica ClearTrack® Retirement Income
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	R6	R1	R3
Management fees[1]	0.10%	0.10%	0.10%
Distribution and service (12b‑1) fees	0.00%	0.50%	0.25%
Other expenses	0.15%	0.30%	0.30%
Acquired fund fees and expenses[2]	0.36%	0.36%	0.36%
Total annual fund operating expenses	0.61%	1.26%	1.01%
Fee waiver and/or expense reimbursement[3]	0.06%	0.06%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	1.20%	0.95%

[1]	Management fees have been restated to reflect a reduction in management fees effective December 6, 2021.
[2]
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus. Acquired fund fees and expenses have been restated to reflect estimated acquired fund fees and expenses for the current fiscal year.

[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R6	$56	$189	$334	$756
Class R1	$122	$394	$686	$1,517
Class R3	$97	$316	$552	$1,231
* * *

The following will be added as a sub‑section following the sub‑section titled “Management Fees Paid for the Fiscal Year Ended October 31, 2020” under the heading “Shareholder Information—Investment Manager” in the Prospectus:
Recent Management Fee Changes
Transamerica ClearTrack® 2015
Transamerica ClearTrack® 2020
Transamerica ClearTrack® 2025
Transamerica ClearTrack® 2030
Transamerica ClearTrack® 2035
Transamerica ClearTrack® 2040
Transamerica ClearTrack® 2045
Transamerica ClearTrack® 2050
Transamerica ClearTrack® 2055
Transamerica ClearTrack® 2060
Transamerica ClearTrack® Retirement Income
Effective December 6, 2021, the management fee of each fund is 0.10% of the first $2.5 billion; 0.09% over $2.5 billion up to $4 billion; and 0.08% in excess of $4 billion in average daily net assets. Prior to December 6, 2021, the management fee was 0.38% of the first $2.5 billion; 0.37% over $2.5 billion up to $4 billion; and 0.36% in excess of $4 billion in average daily net assets.
* * *
Transamerica ClearTrack® 2015
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors who have reached retirement and generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2015	59%	26%	12%	3%
The Target Allocation is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.

Ordinarily, the fund’s investment in fixed income, domestic equity, foreign equity, and real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, Wilshire will generally rebalance the fund.
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
* * *
Transamerica ClearTrack® 2020
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors who have reached retirement and generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2020	59%	26%	12%	3%
The Target Allocation is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.

Ordinarily, the fund’s investment in fixed income, domestic equity, foreign equity, and real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, Wilshire will generally rebalance the fund.
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
* * *
Transamerica ClearTrack® 2025
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2025. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2025 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below. Due to rounding, the sum of the allocations may not equal 100%.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2025	49.3%	31.3%	16.3%	3.3%

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑4” years before its target date):

During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2025 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2025. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *

Transamerica ClearTrack® 2030
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2030. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2030 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2030	38.5%	37.5%	20.5%	3.5%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑9” years before its target date):

During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2030 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2030. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2035
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage-

and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2035. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2035 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below. Due to rounding, the sum of the allocations may not equal 100%.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2035	26.5%	44.8%	25.0%	3.8%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑14” years before its target date):

During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2035 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2035. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2040
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2040. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2040 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2040	16.0%	51.0%	29.0%	4.0%

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑19” years before its target date):

During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2040 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2040. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *

Transamerica ClearTrack® 2045
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2045. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2045 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2045	10.0%	54.0%	32.0%	4.0%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑24” years before its target date):

During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2045 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2045. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2050
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage-

and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2050. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2050 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2050	8.0%	55.0%	33.0%	4.0%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑29” years before its target date):

During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2050 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2050. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® 2055
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2055. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2055 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2055	7.0%	55.0%	34.0%	4.0%

It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑34” years before its target date):

During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2055 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2055. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *

Transamerica ClearTrack® 2060
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
INVESTMENT OBJECTIVE:
The fund’s investment objective will be as follows:
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.
The fund is designed for investors expecting to retire around 2060. The fund’s asset‑mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2060 and assume a retirement age of 65. The fund generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes in accordance with its glide path, as described below. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time during the glide path period. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® 2060	7.0%	55.0%	34.0%	4.0%
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
Glide Path Period
Over time, the Target Allocation to asset classes will normally change according to a predetermined “glide path.” The glide path represents the shifting of these asset classes over time. Rebalancing and de‑risking of the glide path will generally occur annually. The glide path is detailed in the chart below (note that “0” represents the fund’s target date and that the fund is currently “‑39” years before its target date):

During the time that the fund’s Target Allocation tracks the glide path, the fund’s asset mix will gradually become more conservative until approximately 2060 at which time the Target Allocation will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre‑retirement and early retirement years. By following these investment strategies both before and after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.
The Target Allocation reflected in the glide path is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs’ asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Static Allocation Period
The fund’s Target Allocation will become static at the target date. At that time, when the fund’s Target Allocation will match the Target Allocation of Transamerica ClearTrack® Retirement Income (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This combination would occur approximately in the year 2060. This combination is currently expected to be tax‑free under current law. Shareholders will be provided with additional information at that time. The Retirement Fund’s Target Allocation is currently 59% fixed income, 26% domestic equity, 12% foreign equity, and 3% real estate. Wilshire may tactically overweight or underweight asset classes in the fund during the Static Allocation Period and in the Retirement Fund at any time.
* * *
Transamerica ClearTrack® Retirement Income
The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:
PRINCIPAL INVESTMENT STRATEGIES:
The fund’s principal investment strategies will be as follows:
The fund is a fund of funds – it invests in a combination of actively managed Transamerica funds (“funds”) and index-based exchange-traded funds (“ETFs”) managed by unaffiliated investment advisers.
The fund seeks to achieve its objectives by investing normally in a combination of underlying funds and ETFs representing a variety of broad asset classes – including fixed income, domestic equity, foreign equity, and real estate – and investment styles and focuses. Underlying fixed income funds and ETFs may include funds that invest primarily in investment grade fixed income securities, TIPS, or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). Underlying fixed income funds and ETFs may invest in U.S. and non‑U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging markets debt securities. Underlying equity funds and ETFs may include, but are not limited to, large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities, including REITs. The fund may also invest in inflation-hedging positions that fall under the broader asset categories listed above.

The fund is designed for investors who have reached retirement and generally seeks to maintain a static target allocation (the “Target Allocation”) to asset classes. The fund’s sub‑adviser, Wilshire Advisors LLC (the “sub‑adviser” or “Wilshire”), may periodically adjust target asset class allocations in accordance with its investment process and, in the view of Wilshire, to appropriately position the fund in response to changing market environments. However, Wilshire may tactically over-weight or underweight asset classes at any time. This means at any time the fund’s asset mix may differ from the Target Allocation.
The fund’s current Target Allocation for domestic equity, foreign equity, fixed income, and real estate is shown in the table below.

	Asset Class
	Fixed Income Funds	Domestic Equity Funds	Foreign Equity Funds	Real Estate Funds
Transamerica ClearTrack® Retirement Income	59%	26%	12%	3%
The Target Allocation is a “neutral” allocation, which does not reflect tactical decisions made by Wilshire to overweight or underweight a particular asset class. From time to time, Wilshire may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. Wilshire may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds and/or ETFs, Wilshire will examine, among other things, relative values and prospects among the underlying funds and/or ETFs asset classes, as well as the capacity of the underlying funds and/or ETFs to absorb additional cash flow.
Ordinarily, the fund’s investment in fixed income, domestic equity, foreign equity, and real estate is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, Wilshire will generally rebalance the fund.
It is not possible to predict the extent to which the fund will be invested in a particular underlying fund or ETF at any time. The fund may be a significant shareholder in certain underlying funds or ETFs.
Each underlying fund and ETF has its own investment objective, principal investment strategies and investment risks. The sub‑adviser for each underlying fund and adviser or sub‑adviser for each underlying ETF decides which securities to purchase and sell for that underlying fund or ETF. The fund’s ability to achieve its investment objective depends largely on the performance of the underlying funds and ETFs.
The “Underlying Funds” section of the prospectus lists the underlying Transamerica Funds currently available for investment by the fund, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those funds.
The investment manager may change the available underlying Transamerica Funds, and the sub‑adviser may change the fund’s asset allocations and underlying funds and portfolios, at any time without notice to shareholders and without shareholder approval.
* * *
Transamerica ClearTrack® 2015
Transamerica ClearTrack® 2020
Transamerica ClearTrack® 2025
Transamerica ClearTrack® 2030
Transamerica ClearTrack® 2035
Transamerica ClearTrack® 2040
Transamerica ClearTrack® 2045
Transamerica ClearTrack® 2050
Transamerica ClearTrack® 2055
Transamerica ClearTrack® 2060
Transamerica ClearTrack® Retirement Income
The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus following “Underlying Exchange-Traded Funds” risk:
Underlying Funds – Because the fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects the fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests. The “List and Description of Certain Underlying Funds” section of the fund’s prospectus identifies certain risks of each underlying fund.

The following risk is added to the “Principal Risks” section of the Prospectus and Summary Prospectus before “Inflation-Protected Securities” risk:
Inflation – Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of our common stock and distributions that we pay declines
* * *
The following risk is added alphabetically to the “More on Risks of Investing in the Funds” section of the Prospectus:
Underlying Funds: When a fund invests its assets in various underlying funds, its ability to achieve its investment objective depends largely on the performance of the underlying funds in which it invests. Investing in underlying funds subjects a fund to the risks of investing in the underlying securities or assets held by those underlying funds. Each of the underlying funds in which a fund may invest has its own investment risks, and those risks can affect the value of the underlying funds’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying fund will be achieved. To the extent that a fund invests more of its assets in one underlying fund than in another, the fund will have greater exposure to the risks of that underlying fund. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying funds in which it invests.
* * *
The “Dynamic Risk Management,” “Model and Data” and “Managed Risk Strategy” risks are deleted in their entirety from the “Principal Risks” sections of the Prospectus and Summary Prospectuses and from the “More on the Risks of Investing in Each Fund” section of the Prospectus..
* * *
SUB‑ADVISER:
The funds’ sub‑adviser will be as follows:
Wilshire Advisors LLC is a privately held investment technology and advisory firm founded in 1972. Wilshire Advisors LLC is controlled by Monica Holdco (US) Inc., which is indirectly controlled by CC Monica Holdings, LLC and Motive Monica LLC, private investment firms. As of July 31, 2021, Wilshire Advisors LLC had approximately $86 billion in total assets under management. Wilshire Advisors LLC’s principal business address is 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.
* * *
PORTFOLIO MANAGERS:
Each fund’s portfolio managers will be as follows:

Name	Sub‑Adviser	Positions Over Past Five Years
Nathan Palmer, CFA	Wilshire Advisors LLC	Portfolio Manager of the funds since 2021; Joined Wilshire Advisors LLC in 2011; Managing Director; Head of the Wilshire Funds Management Group
Anthony Wicklund, CFA	Wilshire Advisors LLC	Portfolio Manager of the funds since 2021; Joined Wilshire Advisors LLC in 2013; Managing Director; Member of the Wilshire Funds Management Group
* * *
MANAGEMENT FEES:
The following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub‑section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager” for each of the funds:

Fund Name	Percentage of Average Daily Net Assets
Transamerica ClearTrack® 2015	First $2.5 billion	0.10%
Transamerica ClearTrack® 2020	Over $2.5 billion up to $4 billion	0.09%
Transamerica ClearTrack® 2025 Transamerica ClearTrack® 2030 Transamerica ClearTrack® 2035 Transamerica ClearTrack® 2040 Transamerica ClearTrack® 2045 Transamerica ClearTrack® 2050 Transamerica ClearTrack® 2055 Transamerica ClearTrack® 2060 Transamerica ClearTrack® Retirement Income	In excess of $4 billion	0.08%

* * *
BENCHMARKS:
The funds’ benchmarks will be as follows:

Fund	Benchmark
Transamerica ClearTrack® 2015	S&P Target Date Retirement Income Index
Transamerica ClearTrack® 2020	S&P Target Date Retirement Income Index
Transamerica ClearTrack® 2025	S&P Target Date 2025 Index
Transamerica ClearTrack® 2030	S&P Target Date 2030 Index
Transamerica ClearTrack® 2035	S&P Target Date 2035 Index
Transamerica ClearTrack® 2040	S&P Target Date 2040 Index
Transamerica ClearTrack® 2045	S&P Target Date 2045 Index
Transamerica ClearTrack® 2050	S&P Target Date 2050 Index
Transamerica ClearTrack® 2055	S&P Target Date 2055 Index
Transamerica ClearTrack® 2060	S&P Target Date 2060 Index
Transamerica ClearTrack® Retirement Income	S&P® Target Date Retirement Income Index
* * *
The second paragraph under the heading “Purchase and Sale of Fund Shares” in the Prospectus and Summary will be replaced in its entirety as follows:
Class R1, R3 and R6 shares are intended for purchase by participants in certain eligible accounts such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans and non‑qualified deferred compensation plans, IRAs, and with regard to Class R6 shares only, certain Transamerica-sponsored asset allocation funds, as well as participants in certain health savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans). For applicable plans, Class R1, R3 and R6 shares are available only when a plan’s recordkeeper or financial service firm serving as an intermediary has an agreement with Transamerica Funds. Class R1 and R6 shares are available in such eligible plans where Class R1 and Class R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary). Class R3 shares are available when rolling assets into a Transamerica IRA, under certain conditions.
* * *
The first paragraph under the heading “Availability of Shares” in the Prospectus will be revised as follows:
Class R1 and R6 shares of the funds are intended for purchase by participants in certain eligible accounts described below and under the following conditions:

•
401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans and non‑qualified deferred compensation plans, IRAs, and with regard to Class R6 shares only, certain Transamerica-sponsored asset allocation funds, as well as participants in certain health savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans).

•
For applicable plans, Class R1 and R6 shares are available only to eligible plans where Class R1 and R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

•
The plan’s record-keeper or financial service firm serving as an intermediary must have an agreement with Transamerica Funds or its agents to utilize Class R1 and R6 shares in certain investment products or programs.

* * *
The second paragraph under the heading “Purchase of Shares” in the “Purchase, Redemption and Pricing of Shares” section of the Statement of Additional Information will be revised as follows:
Class R1 and Class R6 shares of the funds are intended for purchase by participants in certain eligible accounts described below and under the following conditions. Class R6 shares of the funds are also intended for purchase by certain Transamerica-sponsored asset allocation funds.

•
401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans, non‑qualified deferred compensation plans, IRAs and, with regard to R6 shares only, certain Transamerica-sponsored asset allocation funds, as well as participants in certain health savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans).

•
Class R1 and R6 shares are available only to eligible plans where Class R1 and R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).

* * *
The following sub‑section is added to “Shareholder Information” following the “Distributions and Taxes” sub‑section of the prospectus:
List and Description of Certain Underlying Funds
This section lists the underlying funds in which some or all of the funds may invest. This section summarizes their respective investment objectives and principal investment strategies and risks. Further information about certain underlying funds is contained in these underlying funds’ prospectuses, available at www.transamerica.com.

Fund Name
Transamerica Bond
Transamerica Capital Growth
Transamerica Emerging Markets Debt
Transamerica Emerging Markets Opportunities
Transamerica High Yield Bond
Transamerica Inflation Opportunities
Transamerica Intermediate Bond
Transamerica International Equity
Transamerica International Growth
Transamerica International Stock
Transamerica Large Growth
Transamerica Large Cap Value
Transamerica Mid Cap Growth
Transamerica Mid Cap Value Opportunities
Transamerica Multi-Managed Balanced
Transamerica Short-Term Bond
Transamerica Small Cap Growth
Transamerica Small Cap Value
Transamerica Small/Mid Cap Value
Transamerica Sustainable Equity Income
Transamerica US Growth
Transamerica Bond
Principal Investment Strategies: The fund’s sub‑adviser, Aegon USA Investment Management, LLC (the “sub‑adviser”), invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income securities, which may include U.S. government and foreign government bonds and notes (including emerging markets), mortgage-backed, commercial mortgage-backed, and asset-backed securities (including collateralized mortgage obligations), corporate bonds of issuers in the U.S. and foreign countries (including emerging markets), convertible bonds and other convertible securities, bank loans and loan participations, structured notes, and preferred securities.
Under normal circumstances, at least 50% of the fund’s net assets will be invested in (a) debt securities rated investment grade or higher (rated at least BBB by Standard & Poor’s or Fitch or Baa by Moody’s) by at least two rating agencies or, if unrated, are determined to be of comparable quality by the sub‑adviser; (b) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; (c) commercial paper rated Prime, Prime‑1 or Prime‑2 by NCO/Moody’s Commercial Paper Division, or A‑1 or A‑2 by Standard & Poor’s; and/or (d) cash or cash equivalents. Up to 50% of the fund’s net assets may be invested in debt securities that do not meet the investment grade criteria referred to above (commonly known as “junk bonds”). The fund may invest up to 20% of its net assets in equity securities, such as common stocks, rights, warrants or preferred stock. The fund may invest in securities of any maturity and does not have a target average duration.

The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environments and global asset classes and proprietary “bottom‑up” research of sectors, industries, issuers and individual securities. In the sub‑adviser’s “top-down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement and relative value of markets and securities prices worldwide. In its proprietary “bottom‑up” research of corporate and sovereign debt and other fixed income securities, the sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub‑adviser’s research analysts integrate environmental, social and governance matters within their analytical process alongside traditional credit analysis. The sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine asset class, sector, security, yield curve and duration positions for the fund.
The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the fund’s portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.
Transamerica Capital Growth
Principal Investment Strategies: The fund’s sub‑adviser, Morgan Stanley Investment Management Inc. (the “sub‑adviser”), under normal circumstances, seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations at the time of purchase within the range of companies included in the Russell 1000® Growth Index1, which as of December 31, 2020, was between $564.5 million and $2,270 billion. The fund typically invests in a relatively small number of companies. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
The fund may invest up to 25% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries, securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar denominated securities that are traded on a U.S. exchange and local shares of non‑U.S. issuers. The sub‑adviser considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in, that country. By applying these tests, it is possible that a particular company could be deemed to be from more than one country. The securities in which the fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities. The fund’s equity investments may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds (“ETFs”), and other specialty securities having equity features.
The sub‑adviser emphasizes a “bottom‑up” stock selection process, seeking attractive investments on an individual company basis. The sub‑adviser actively integrates sustainability into its investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making.

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Transamerica Emerging Markets Debt
Principal Investment Strategies: Under normal circumstances, the fund’s sub‑adviser, MetLife Investment Management, LLC (the “sub‑adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities of issuers located in emerging market countries. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The fund normally invests primarily in fixed-income securities of government and government-related issuers and corporate issuers in emerging market countries.
The sub‑adviser seeks to identify companies in emerging market countries that the sub‑adviser believes are undervalued and have attractive or improving fundamentals. The sub‑adviser analyzes the global economic environment and its impact on emerging markets. The fund normally invests its assets in local currency and hard currency (such as U.S. dollars and Euros) denominated emerging markets sovereign and corporate debt issues. The fund’s U.S. dollar and euro denominated sovereign exposure is expected to range between 30% and 100% and corporate exposure between 30% and 70%, and the fund’s local currency sovereign and corporate exposures is expected to range between 5% and 40%. The fund’s developed markets exposure will normally range between 0% and 10%. Generally, less than 10% of the fund’s assets will be invested in cash and cash equivalents.

The fund’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The fund may invest in debt securities that are rated below investment grade (commonly known as “junk bonds”), including defaulted securities. The sub‑adviser does not expect defaulted securities to represent more than 5% of the fund’s portfolio at any one time. The sub‑adviser may, when or if available, use certain strategies, including the use of derivatives, to seek to protect the fund from what are believed to be overvalued currencies or to take advantage of what are believed to be undervalued currencies. The sub‑adviser may use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. The sub‑adviser generally considers selling a security when the sub‑adviser determines that the holding no longer satisfies the fund’s investment criteria.
The fund may invest in capital securities, which are hybrid securities that combine the characteristics of bonds and preferred stocks. The fund may invest in such securities in order to take advantage of the mispricing of subordinated risk within the marketplace. The sub‑adviser does not expect that capital securities will represent more than 5% of the fund’s assets at any one time.
The fund may also invest up to 25% of its assets in cross currency hedges, which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.
The fund is non‑diversified.
Transamerica Emerging Markets Opportunities
Principal Investment Strategies: Under normal circumstances, the fund’s sub‑adviser, Wellington Management Company LLP (the “sub‑adviser”), will invest at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities (including American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”)) of companies that are located and/or conduct substantial business activities in emerging markets, including frontier markets. The sub‑adviser considers emerging markets countries to be those countries (1) included in emerging market or equivalent classifications by the United Nations (and its agencies); (2) having per capita income in the low to middle ranges, as determined by the World Bank; or (3) designated by the fund’s benchmark index provider as emerging. The fund will normally invest primarily in emerging market companies which the sub‑adviser believes have above-average potential for capital appreciation based on its “bottom‑up” fundamental research and analysis.
Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East, and Africa. Many emerging market securities are denominated in currencies other than the U.S. dollar.
The sub‑adviser seeks to develop a portfolio that is generally broadly diversified across issuers, countries, industries and styles. The fund’s portfolio may include stocks that are considered to be either growth stocks or value stocks. Because the sub‑adviser’s process is driven primarily by individual stock selection, the overall portfolio’s yield, price‑to‑earnings ratio, price‑to‑book ratio, growth rate and other characteristics will vary over time and, at any given time, the fund may emphasize either growth stocks or value stocks, as the overall market may favor growth stocks, or value stocks, as a group for extended periods.
The fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The sub‑adviser will generally invest in mid and large capitalization companies. The sub‑adviser considers such companies to be those with market capitalizations generally above $2 billion at the time of purchase. The market capitalization range of the MSCI Emerging Markets Index was $109 million to $465 billion, as of December 31, 2020, the date of the last reconstitution, and is expected to change frequently.
The fund’s sub‑adviser will not typically utilize derivatives with the exception of purchasing futures for cash equitization purposes or purchasing market access products to seek to achieve efficient investment exposure (e.g., instances where local markets may not be available for trading). Market access products can include warrants on equities, options on equities and equity swaps. The fund may also invest in exchange-traded funds for these purposes.
The fund may invest in China A‑shares (equity securities of Chinese companies) listed and traded on stock exchanges such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange.
Transamerica High Yield Bond
Principal Investment Strategies: The fund’s sub‑adviser, Aegon USA Investment Management, LLC (the “sub‑adviser”), seeks to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in high-yield bonds (commonly known as “junk bonds”). The fund normally invests primarily in U.S. securities.
Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the sub‑adviser). The sub‑adviser seeks to achieve high returns for the fund while maintaining a reasonable risk profile.

The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and sovereign debt, stressed and distressed securities, and other debt instruments. In the sub‑adviser’s “top‑down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment, and valuation factors that the sub‑adviser believes affect the movement of markets and securities prices worldwide. This “top‑down” analysis assists the sub‑adviser in analyzing fund risk and allocating assets among sectors, industries, and credit quality categories. In its proprietary “bottom‑up” research, the sub‑adviser considers various fundamental and other factors, such as creditworthiness and capital structure. The sub‑adviser’s research analysts integrate environmental, social and governance matters within their analytical process alongside traditional credit analysis.
The fund has no maturity or duration requirements or limitations. The fund may invest in foreign securities, including up to 10% of its net assets in emerging market securities.
To a lesser extent, the fund may invest in investment grade bonds, bank loans, asset backed and mortgage backed securities, preferred equity securities, common equity securities (received in connection with exchanges or restructurings) and cash equivalents. The fund may also invest in hybrid instruments having both debt and equity characteristics.
Transamerica Inflation Opportunities
Principal Investment Strategies: The fund’s sub‑adviser, PineBridge Investments LLC (the “sub‑adviser”), seeks to achieve the fund’s investment objective by normally investing the fund’s assets primarily in inflation-indexed fixed income securities issued by domestic and foreign governments (including those in emerging market countries), their agencies or instrumentalities, and corporations.
Inflation-indexed fixed income securities are structured to provide protection against the negative effects of inflation. The value of an inflation-indexed fixed income security’s principal or the interest income paid on the fixed income security is adjusted to track changes in an official inflation measure, usually the Consumer Price Index for All Urban Consumers (“CPI‑U”) with respect to domestic issuers.
The fund may also invest in debt securities that are not inflation- indexed, including but not limited to securities issued or guaranteed by national governments, their agencies, instrumentalities, and political sub‑divisions, securities of supranational organizations such as bonds, corporate debt securities, adjustable rate bonds, floating rate bonds, principal only bonds, Eurobonds, Eurodollar bonds and Yankee dollar instruments, zero coupon bonds, convertible notes, commercial paper, and commercial mortgage- backed and mortgage-backed asset-backed securities. The fund also may invest in money market instruments with remaining maturities of one year or less, as well as repurchase agreements, cash and cash equivalents.
The fund may invest in securities of any maturity and does not have a target average duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The fund normally invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities (often referred to as “junk bonds”) rated BB or below by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Corporation or Fitch, Inc., or, if unrated, determined by the sub‑advisor to be of comparable quality.
The sub‑adviser uses both “top‑down” and “bottom‑up” analysis to determine security and duration positions for the fund. Both “top‑down” and “bottom‑up” approaches rely upon the same fundamental, valuation and technical framework for what the sub‑advisers considers to be a comprehensive analysis of all factors which affect asset pricing. These factors are jointly determined and are interdependent. Security sales decisions are driven by the same criteria as purchase decisions.
The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps (including, but not limited to, interest rate or foreign currency transactions, total return and credit default swaps), provided that the fund’s maximum swap underlying notional value exposure does not exceed 40% of the underlying market value of the fund’s portfolio. These investment strategies may be employed in an effort to either mitigate risk or generate income.
Transamerica Intermediate Bond
Principal Investment Strategies: The fund’s sub‑adviser, Aegon USA Investment Management, LLC (the “sub‑adviser”), seeks to achieve the fund’s objective by investing, under normal circumstances, primarily in investment grade debt securities, which may include: investment grade corporate securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed income securities. The fund’s portfolio weighted average duration will typically range from 3 to 10 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The fund may also invest in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLO”s), collateralized bond obligations (“CBO”s) and collateralized debt obligations (“CDO”s)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations and repurchase agreements. The fund’s investments may include debt securities of foreign issuers, including emerging market debt securities. The fund may invest in securities that are denominated in U.S. dollars and in foreign currencies.

The fund may invest up to 10% of its net assets in emerging market debt securities and up to 10% of its net assets in high-yield debt securities (commonly referred to as “junk bonds”), but may invest no more than 15% of its net assets in emerging market debt securities and high-yield debt securities combined. Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the sub‑adviser.
The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate, government and agency debt, and other debt instruments. In the sub‑adviser’s “top‑down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movements of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub‑adviser’s research analysts integrate environmental, social and governance matters within their analytical process alongside traditional credit metrics. The sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine sector, security, yield curve, and duration positions for the fund.
The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the fund’s portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.
Transamerica International Equity
Principal Investment Strategies: Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of foreign companies representing at least three countries other than the United States. The fund’s sub‑adviser, Thompson, Siegel & Walmsley LLC (the “sub‑adviser”), currently anticipates investing in at least 12 countries other than the United States. The sub‑adviser emphasizes established companies in individual foreign markets and seeks to stress companies and markets that the sub‑adviser believes are undervalued. The sub‑adviser expects capital growth to be the predominant component of the fund’s total return.
Generally, the fund will invest primarily in common stocks of companies listed on foreign securities exchanges, but it may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Although the fund will emphasize larger, more seasoned or established companies, it may invest in companies of varying sizes as measured by assets, sales or market capitalization. The fund will invest primarily in securities of companies domiciled in developed markets, but may invest up to 10% of its assets in securities of companies in emerging markets. The sub‑adviser seeks to diversify the fund’s investments around the world and within markets in an effort to minimize specific country and currency risks.
The sub‑adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the MSCI Europe, Australasia and Far East (“EAFE”) Index. The sub‑adviser also performs rigorous fundamental analysis. The fund’s portfolio is typically composed of approximately 80‑110 stocks as a result of this process.
The sub‑adviser generally limits the fund’s investment universe to companies with a minimum of three years of operating history. The sub‑adviser employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.
Transamerica International Growth
Principal Investment Strategies: The fund’s sub‑adviser, TDAM USA Inc. (the “sub‑adviser”), invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in common stocks and related equity securities—such as preferred stock, convertible securities and depositary receipts—of issuers economically tied to a number of countries throughout the world, including emerging market countries. In selecting investments for the fund, the sub‑adviser seeks companies that have demonstrated superior earnings growth, positive business momentum and sustainable profitability while seeking not to overpay for these growth characteristics. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks. The sub‑adviser may invest the fund’s assets in companies of any size. The fund may also invest in warrants and rights.
The sub‑adviser will normally invest the fund’s assets in investments economically tied to at least three countries not including the United States. The sub‑adviser may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region. The sub‑adviser generally considers an issuer of a security or other investment to be economically tied to a particular country if (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (e) the issuer has 50% or more of its assets in that country; or (f) the issuer is included in an index which is representative of that country.

The sub‑adviser normally allocates the fund’s investments across different industries and sectors, but the sub‑adviser may invest a significant percentage of the fund’s assets in issuers in a single or small number of industries or sectors.
The sub‑adviser uses a “bottom‑up” investment approach to buying and selling investments for the fund. A “bottom‑up” approach is looking at individual companies against the context of broader market factors. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The sub‑adviser uses a quantitative screen to seek to identify companies with growth characteristics, positive earnings sentiment, stable profitability and reasonable valuations. The sub‑adviser may engage in active and frequent trading in pursuing the fund’s principal investment strategies.
The fund may invest up to 5% of its assets in China A‑shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange.
Transamerica International Stock
Principal Investment Strategies: The fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies economically tied to countries outside of the U.S. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, convertible preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Issuers considered to be economically tied to countries outside of the U.S. include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business outside of the U.S.; (2) an issuer of securities that are principally traded in one or more markets outside the U.S.; (3) an issuer that derives or is currently expected to derive 50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, one or more countries outside of the U.S., or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity outside of the U.S.; (4) a governmental or quasi-governmental entity of a country outside of the U.S.; (5) an issuer of securities that has been classified as non‑U.S. by MSCI; or (6) if not covered by MSCI, an issuer of securities that the sub‑adviser reasonably believes would be classified as non‑U.S. by MSCI, based on MSCI’s classification methodology. The fund’s sub‑adviser, ClariVest Asset Management LLC (the “sub‑adviser”), may consider any one of the six factors when making a determination whether an issuer is “economically tied” to a country outside of the U.S.
In selecting securities for the fund, the fund’s sub‑adviser utilizes quantitative tools (including an internally developed algorithm) and qualitative analysis in a “bottom‑up” investment process to help identify securities that it believes can improve the fund from a risk-reward perspective, with an emphasis on companies that the sub‑adviser views as exhibiting characteristics of accelerating growth, favorable valuation, or both. The sub‑adviser constructs a portfolio that seeks to maximize expected return, subject to constraints designed to meet long‑run expected active risk goals.
The fund may invest in exchange-traded funds (“ETFs”) in order to equitize cash positions, seek exposure to certain markets or market sectors and to hedge against certain market movements. The fund generally sells securities when they no longer meet the sub‑adviser’s investment criteria and/or to take advantage of what are believed by the sub‑adviser to be more attractive investment opportunities.
The fund’s benchmark is the MSCI EAFE Index, which measures large- and mid‑cap equity performance across 21 of 23 developed countries, excluding the U.S. and Canada.
Transamerica Large Growth
Principal Investment Strategies: The fund normally invests primarily in common stocks of companies that its sub‑advisers, Morgan Stanley Investment Management Inc. (“MSIM”) and Wellington Management Company LLP (“Wellington Management”), believe have the potential for above average growth in earnings. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies and other investments with similar economic characteristics. The fund considers large cap companies to be companies with market capitalizations that, at the time of initial purchase, exceed the market capitalization of the smallest company included in the Russell 1000 Growth® Index1. As of December 31, 2020, the market capitalization of the smallest company in the Russell 1000® Growth Index was $585 million. The fund generally emphasizes common and preferred stocks listed on the New York Stock Exchange and other U.S. securities exchanges and, to a lesser extent, equity securities that are listed on foreign securities exchanges and those traded over‑the‑counter. The fund’s investment manager, Transamerica Asset Management, Inc., determines the allocation of the fund’s assets between MSIM and Wellington Management and rebalances the allocation periodically to normally maintain approximately a 50% allocation of the fund’s assets to each sub‑adviser.
The fund may invest up to 25% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries and securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar denominated securities that are traded on a U.S. exchange or local shares of non‑U.S. issuers. The fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investment in foreign securities for hedging purposes. The fund may also invest in warrants and rights.

MSIM emphasizes a “bottom‑up” stock selection process, seeking attractive investments on an individual company basis. MSIM actively integrates sustainability into its investment process by using environmental, social and governance factors as a lens for additional fundamental research, which can contribute to investment decision-making.
Wellington Management uses fundamental research designed to identify issuers with improving quality metrics, business momentum and attractive relative valuations. Wellington Management’s investment process is aided by a proprietary quantitative screening process that narrows the sub‑adviser’s investment universe to companies that are consistent with its investment philosophy.
The fund uses multiple sub‑advisers in an effort to control the volatility often associated with growth funds, but there can be no assurance that this strategy will succeed. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Transamerica Large Cap Value
Principal Investment Strategies: Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The fund considers large cap companies to be companies with capitalizations at the time of investment within the range of companies included in the Russell 1000® Index1. As of December 31, 2020, the market capitalization range of the Russell 1000® Index was between approximately $600 million and $2.3 trillion. The fund’s sub‑adviser, Rothschild & Co Asset Management US Inc. (the “sub‑adviser”), normally focuses primarily on companies with market capitalizations greater than $5 billion. The fund typically holds between 35 and 50 positions. The fund’s benchmark is the Russell 1000® Value Index.
The sub‑adviser will employ a relative value approach, combining a quantitative screening tool to identify attractive candidate securities with a bottom‑up, fundamental research process to select and weight individual securities. The sub‑adviser’s proprietary quantitative screening tool is used to narrow the universe of potential investments by comparing stocks to their peers using a combination of factors, including relative valuation, potential for improving business prospects, earnings quality, and short-term price reversal. Valuation is assessed by the sub‑adviser on both a relative and absolute basis. Relative valuation compares a stock to comparable assets in order to gauge its value and attractiveness, whereas absolute valuation evaluates a stock’s worth in absolute terms with no consideration regarding the value of other comparable assets. The sub‑adviser generally invests in securities it believes to be attractively valued with the potential to exceed investor expectations and may sell securities that no longer meet the fund’s investment criteria. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
The fund will generally invest in companies across a variety of industries and sectors. The fund will normally invest primarily in common stock and depositary receipts. The fund may invest up to 20% of its net assets in non‑U.S. securities. The sub‑adviser considers non‑U.S. securities to include issuers organized or located outside the U.S. and/or that trade primarily in a market located outside the U.S. The fund may invest up to 20% of its net assets in small and/or medium capitalization companies.

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Transamerica Mid Cap Growth
Principal Investment Strategies: The fund normally invests primarily in stocks of medium sized companies which the fund’s sub‑adviser, Wellington Management Company LLP (the “sub‑adviser”), believes will earn high returns on invested capital, benefit from long term secular growth trends, and meet the sub‑adviser’s long term valuation criteria. Under normal circumstances, the sub‑adviser invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in securities of medium sized (or mid‑cap) companies and other investments with similar economic characteristics. The sub‑adviser considers mid‑cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap® Growth Index1. As of December 31, 2020, the market capitalizations of companies in the Russell Midcap® Growth Index ranged from approximately $0.6 billion to $59.7 billion. Over time, the capitalizations of the companies in the Russell Midcap® Growth Index will change. As they do, the size of the companies in which the fund invests may change.
The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, generally to a lesser extent, stocks that are traded over‑the‑counter. The fund normally emphasizes common stocks. The fund may also invest in foreign securities. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

The fund may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Generally, 5% or less of the fund’s assets will be invested in cash and cash equivalents.

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Transamerica Mid Cap Value Opportunities
Principal Investment Strategies: Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid cap companies. The fund’s sub‑adviser, Thompson, Siegel & Walmsley LLC (the “sub‑adviser”), considers mid cap companies to be those companies, at the time of purchase, with market capitalizations within the range of companies included in the Russell Midcap® Value Index1 (between approximately $4.4 billion and $32 billion as of June 29, 2020, the date of the last reconstitution). The size of the companies in the Russell Midcap® Value Index will change with market conditions. The fund invests primarily in common stocks. The fund may invest in other equity and non‑equity securities, including preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts.
The sub‑adviser seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. The sub‑adviser’s mid cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen. Parts one and two of the screen attempt to assess a company’s discount to private market value relative to other mid cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
The sub‑adviser’s analysts also explore numerous factors that might affect the outlook for a company. They evaluate publicly available information including, but not limited to, sell-side research, company filings, and trade periodicals. The analysts may speak with company management to hear their perspectives and outlook on pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.
The sub‑adviser generally considers selling a security when the catalyst for the investment is no longer valid, when the sub‑adviser believes that another stock will have a higher expected return, or for portfolio risk management. The fund generally engages in active and frequent trading of portfolio securities as part of its principal investment strategy.

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Transamerica Multi-Managed Balanced
Principal Investment Strategies: Under normal circumstances, the fund invests approximately 60% of its net assets in equity securities and approximately 40% of its net assets in fixed-income securities (investing at least 25% of its net assets in fixed-income senior securities being those securities that rank above another security in the event of the company’s bankruptcy or liquidation). The fund has two sub‑advisers. J.P. Morgan Investment Management Inc. (the “equity sub‑adviser”) manages the equity component of the fund and Aegon USA Investment Management, LLC (the “fixed-income sub‑adviser”) manages the fixed-income component of the fund. The fund’s investment manager, Transamerica Asset Management, Inc., monitors the allocation of the fund’s assets between the equity sub‑adviser and the fixed-income sub‑adviser and rebalances the allocation periodically to maintain these approximate allocations.
Each sub‑adviser varies the percentage of assets invested in any one type of security in accordance with its interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values.
Equity component – The equity sub‑adviser seeks to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the equity component’s net assets in equity securities of large- and medium-capitalization U.S. companies. The fund may invest in foreign companies. The equity sub‑adviser will normally keep the equity component as fully invested in equity securities as practicable. Industry by industry, the fund’s weightings are generally similar to those of the S&P 500®. The equity sub‑adviser normally does not look to overweight or underweight industries. Holdings by industry sector will normally approximate those of the S&P 500®.
As a part of its investment process, the equity sub‑adviser seeks to assess and integrate into the analytical process the equity sub‑adviser’s views of the impact of environmental, social and governance (“ESG”) factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to seek to identify issuers that the equity sub‑adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the fund.
Fixed-income component – Under normal circumstances, the fixed-income component of the fund is invested primarily in investment grade debt securities, which may include: investment grade corporate debt securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. The fixed-income component’s portfolio weighted average duration will typically range from 3 to 10 years.

The fixed-income sub‑adviser may also invest the fund’s assets in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLO”s), collateralized bond obligations (“CBO”s) and collateralized debt obligations (“CDO”s)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations and repurchase agreements. The fixed-income sub‑adviser’s investments for the fund may include debt securities of foreign issuers, including emerging market debt securities. The fixed-income sub‑adviser may invest the fund’s assets in securities that are denominated in U.S. dollars and in foreign currencies.
The fund may invest up to 10% of the fixed-income component’s net assets in emerging market debt securities and up to 10% of the fixed-income component’s net assets in high-yield debt securities (commonly referred to as “junk bonds”), but may invest no more than 15% of the fixed-income component’s net assets in emerging market debt securities and high-yield debt securities combined. Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the fixed-income sub‑adviser.
In managing the fund’s fixed-income component, the fixed-income sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and government debt, and other debt instruments. In the fixed-income sub‑adviser’s “top‑down” approach, the fixed-income sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the fixed-income sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The fixed-income sub‑adviser’s research analysts integrate environmental, social and governance matters within their analytical process alongside traditional credit analysis. The fixed-income sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine sector, security, yield curve positioning, and duration positions for the fixed-income component of the fund.
The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the fund’s portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.
Transamerica Short-Term Bond
Principal Investment Strategies: The fund’s sub‑adviser, Aegon USA Investment Management, LLC (the “sub‑adviser”), seeks to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income securities. The fund’s portfolio weighted average duration will typically range from 1 to 2.5 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
Securities in which the fund may invest include:

•	corporate debt securities of U.S. issuers;

•	debt securities of foreign issuers that are denominated in U.S. dollars, including foreign corporate issuers and foreign governments;

•	obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities;

•	asset-backed securities and mortgage-backed securities, including commercial mortgage-backed securities; and

•	bank loans.
The fund expects to typically invest no more than 10% of its net assets, but may invest up to 20% of its net assets, in high-yield debt securities (commonly known as “junk bonds”). Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the fund’s sub‑adviser). The fund may invest up to 10% of its net assets in emerging market securities.
The sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and government debt, and other debt instruments. In the sub‑adviser’s “top‑down” approach, the sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. This information helps to inform the sub‑adviser’s decisions regarding the fund’s duration, yield-curve positioning and level of exposure to various asset classes. In its proprietary “bottom‑up” research, the sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub‑adviser’s research analysts integrate environmental, social and governance matters within their analytical process alongside traditional credit analysis.

The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate and total return swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the fund’s portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The fund may purchase securities on a when-issued, delayed delivery or forward commitment basis.
Transamerica Small Cap Growth
Principal Investment Strategies: Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowing, if any, for investment purposes) in stocks of small capitalization companies. The fund’s sub‑adviser, Ranger Investment Management, L.P. (the “sub‑adviser”), primarily focuses on seeking to identify high quality, high-growth small capitalization companies. The sub‑adviser considers small capitalization companies to be companies with market capitalizations that, at the time of initial purchase, have either market capitalizations between $100 million and $2 billion or within the range of the Russell 2000® Growth Index1, which as of May 29, 2020, the most recent reconstitution date of the index, was between $36 million and $6.0 billion.
The sub‑adviser’s approach to security selection seeks quality growth companies by implementing a bottom‑up, fundamental research driven security selection process. The sub‑adviser’s focus is to attempt to identify companies with characteristics such as high recurring revenue, steady and/or accelerating sales growth, strong balance sheets and free cash flows, stable/expanding margins, and superior return on equity/return on invested capital.
In addition to the extensive quantitative analysis, careful consideration is given to qualitative analysis. The sub‑adviser incorporates a preference towards companies with certain qualitative characteristics such as conservative accounting practices, seasoned management team with high corporate integrity, sustainable competitive advantage and ability to grow market share, sound corporate governance, and unique demand drivers. Once these quantitative and qualitative characteristics are analyzed, the sub‑adviser then determines whether it believes a company is undervalued and has sufficient upside to the stock price to warrant an investment. The fund is managed using the growth style of investing. At any given time, growth stocks may be out of favor and underperform the overall equity market.
The fund may invest in foreign securities through American Depositary Receipts (“ADRs”), and generally will not invest more than 10% of the fund’s assets in foreign securities. The fund only invests in securities traded on U.S. exchanges.

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Transamerica Small Cap Value
Principal Investment Strategies: The fund’s sub‑adviser, Peregrine Capital Management, LLC (the “sub‑adviser”) invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small-capitalization companies. The fund generally considers a small-capitalization company to be a company with a market capitalization within the range of the Russell 2000® Value Index1 at the time of initial purchase. As of December 31, 2020, the market capitalization range of the Russell 2000® Value Index was between $11.8 million and $13.3 billion. The equity securities in which the fund invests are primarily common stocks of U.S. companies.
The sub‑adviser uses a proprietary, quantitative screening process designed to identify the least expensive small cap stocks across each sector. This screening process narrows the investment universe and allows the sub‑adviser to focus its fundamental research and analysis on the stocks that the sub‑adviser believes are the most undervalued relative to their respective sector peer group. Fundamental research is primarily conducted through financial statement analysis, meetings with company management teams, and interacting with sell-side research analysts. Through its fundamental research and analysis, the sub‑adviser seeks to uncover one or more of the following five Value Buy Criteria that the sub‑adviser believes may act as a catalyst for stock appreciation:

•
Resolvable Short-Term Problem – Companies that may have gone through a negative fundamental event that has had an impact on stock price and valuation, and the sub‑adviser believes the company has a pathway to resolve the problem within a reasonable period of time.

•	Catalyst for Change – Companies that may have a material fundamental event going on that the sub‑adviser believes the market is not pricing in to the valuation of the stock.

•
Unrecognized Assets – Companies that the sub‑adviser believes may have some intrinsic value that the market is not appreciating and the sub‑adviser believes there is a pathway to unlocking that value within the near to moderate term.

•
Fundamental Undervaluation – Companies that the sub‑adviser believes lack significant sponsorship from the sell-side community and may have strong margins and growth but are in the 10‑15% of the lowest valued names in a sector.

•	Take-Over Potential – Companies that the sub‑adviser believes have assets that would be more attractive in the hands of other owners.

The sub‑adviser may sell a stock when the sub‑adviser believes it has become fairly valued or when signs of fundamental deterioration appear. The sub‑adviser may actively trade portfolio securities. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
From time to time, the fund may invest up to 10% of its assets in exchange-traded funds (“ETFs”) in order to manage market liquidity and equitize cash. The fund may also invest some of its assets in cash or in money market instruments, including U.S. Government obligations and repurchase agreements, or make other short-term debt investments to maintain liquidity.

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Transamerica Small/Mid Cap Value
Principal Investment Strategies: The fund’s sub‑advisers, Systematic Financial Management, L.P. and Thompson, Siegel & Walmsley LLC (the “sub‑advisers”), seek to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in small- and mid‑cap equity securities (U.S. equity securities, American Depositary Receipts (“ADRs”) and foreign securities trading on U.S. markets).
The fund defines small- and mid‑cap equities as companies whose market capitalization falls within the range of securities comprising the Russell 2000® Index and the Russell Midcap® Index respectively, or within the range of the Russell 2500® Index1, whichever is broader at the time of purchase. Over time, the capitalizations of the companies in the index will change. As they do, the size of the companies in which the fund invests may change. As of December 31, 2020, the market capitalization range of securities comprising the Russell 2000® Index was between $6 million and $21.1 billion, the market capitalization range of securities comprising the Russell Midcap® Index was between $0.6 billion and $59.7 billion, and the market capitalization range of securities comprising the Russell 2500® Index was between $6 million and $31.6 billion.
The fund’s investment manager, Transamerica Asset Management, Inc., determines the allocation of the fund’s assets between the fund’s sub‑advisers and rebalances the allocation periodically to normally maintain an approximate allocation of 60% of the fund’s assets to Thompson, Siegel & Walmsley LLC and 40% of the fund’s assets to Systematic Financial Management, L.P. The fund emphasizes investments in common stocks.
Thompson, Siegel & Walmsley LLC is the sub‑adviser for the mid cap sleeve. In the mid‑cap sleeve, the sub‑adviser seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. The sub‑adviser’s mid‑cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen. Factors one and two of the screen attempt to assess a company’s discount to private market value relative to other mid‑cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action.
Systematic Financial Management, L.P. is the sub‑adviser for the small‑cap sleeve. In the small‑cap sleeve, the sub‑adviser generally will invest in common stocks of companies with small capitalizations that are attractively valued and possess low price cash flow ratios or, in the case of certain financial stocks, low price/earnings ratios and/or low price/book ratios. The sub‑adviser’s security selection process generally favors companies with strong operating cash flow, strong free cash flow, limited financial leverage and strong debt coverage. Trends in balance sheet items including inventories, accounts receivable, and payables are scrutinized as well. The sub‑adviser also reviews the company’s products/services, market position, industry condition, financial and accounting policies and quality of management.
The fund’s investment methodology unifies what both sub‑advisers deem to be the best attributes of quantitative screening and fundamental research in an integrated and repeatable process designed to outperform the Russell 2500® Value Index over the long term. Under normal market conditions, cash and cash equivalents are generally less than 5% of the portfolio value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
The fund may invest up to 10% of its total assets in the securities of foreign issuers, including ADRs and foreign securities trading on U.S. markets. The fund may also invest in real estate investment trusts (“REITs”), and may invest up to 5% of its total net assets in exchange traded funds (“ETFs”).

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Transamerica Sustainable Equity Income
Principal Investment Strategies: The fund’s sub‑adviser, Aegon Asset Management UK plc (the “sub‑adviser”), deploys an active strategy that generally invests in large and middle U.S. capitalization companies, focusing on those that pay dividends and that the sub‑adviser views as having a favorable sustainability profile. Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. The sub‑adviser generally looks to buy stocks and hold them over multi-year periods in an effort to benefit from the compounding effects of increasing dividends.

When selecting dividend-paying stocks, the sub‑adviser normally seeks to invest in companies that fall within one of three groupings established by the sub‑adviser. One group is “compounders” or those companies that the sub‑adviser sees as consistent annual dividend growers with long-term records of growing dividend‑per‑share. A second group is “hoarders” or those companies that are viewed by the sub‑adviser as having the operating success and balance sheet strength to potentially increase dividend payout ratios and positively surprise the market. The third group is “de‑equitizers” with capital structures that the sub‑adviser believes offer the potential for mergers and acquisitions or share buy‑backs.
In addition, the sub‑adviser seeks to invest in stocks of companies with what the sub‑adviser views as having positive sustainability credentials. The sub‑adviser applies its sustainability assessment framework in evaluating each company considered for the fund. A small range of industries with what are seen as having poor sustainability profiles are excluded by the sub‑adviser from the investible universe at the start of the investment process. These industries currently are: tobacco, weapons, nuclear power, gambling, animal mistreatment, adult entertainment, genetic modification for agricultural purposes, coal, and oil exploration and production. Sustainability credentials of each eligible company are assessed by the sub‑adviser through proprietary analysis focusing on what the sub‑adviser views as material sustainability factors with clear links to risks and opportunities.
Sustainability research by the sub‑adviser’s Responsible Investment team, composed of employees of the sub‑adviser and certain of its affiliates, forms a key part of the sub‑adviser’s investment process. The Responsible Investment team independently conducts sustainability research on each company proposed for investment by the sub‑adviser’s investment team. The sustainability research uses a three-dimensional framework to analyze each company, looking at (i) its products (what it does), (ii) its practices (how it does it) and (iii) its sustainable improvement (is it improving from a sustainability perspective or does it have plans to do so?). The outcome of this analysis is that each company proposed for investment by the investment team is classified by the Responsible Investment team as either a sustainability “leader”, “improver”, or “laggard”, and the sub‑adviser may only invest in companies identified as leaders or improvers.

•
Sustainability “leaders” are companies that the Responsible Investment team believes exhibit top‑quartile performance relative to global and regional peers from a combination of positive operational practices and being strategically well positioned with regard to the impact of their products or services. Activities that generate clear positive impact are viewed positively by the team.

•
“Improvers” are companies in which the Responsible Investment team has identified sustainability issues that need to be addressed but where the team believes the company is taking action to address these and is showing clear signs of improvement.

•	“Laggards” have, in the Responsible Investment team’s view, a poor product impact and/or have unacceptably low operational standards.
If a company is classified as a “laggard” by the Responsible Investment team, the company is not eligible for inclusion in the fund.
The sub‑adviser constructs a portfolio of individual stocks, selected on a bottom‑up basis, meaning that it selects individual securities based on their specific merits, using fundamental analysis. The fund will typically consist of approximately 35 to 50 stocks with individual position sizes generally ranging from 1% to 10% of the fund’s net assets (10% maximum position weighting). Non‑U.S. stocks, including American Depository Receipts (ADRs), are limited to 10% of the fund’s net assets. Annual portfolio turnover is anticipated to normally be less than 40%.
The sub‑adviser generally employs a fully invested strategy. Therefore, under normal market conditions, cash and cash equivalents will generally be less than 5% of the fund’s net assets.
The fund may invest in index-traded futures to equitize cash in order to gain general equity market exposure until investments are made into stocks of individual companies.
All investments by the fund, with the exception of cash, cash equivalents and index-traded futures, are subject to the sub‑adviser’s sustainability assessment framework.
Transamerica US Growth
Principal Investment Strategies: The fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in domestic common stocks. The fund invests primarily in common stocks of growth-oriented companies. Portfolio construction emphasizes stock specific risk while minimizing other sources of broad market risk. The goal is a portfolio whose relative performance is not dependent on the market environment.
The fund’s sub‑adviser, Wellington Management Company LLP (the “sub‑adviser”), employs a “bottom‑up” approach, using fundamental analysis to identify specific securities within industries or sectors for purchase or sale. A “bottom‑up” approach evaluates individual companies in the context of broader market factors.
The sub‑adviser’s stock selection process is derived from its observation that the quality and persistence of a company’s business is often not reflected in its current stock price. Central to the investment process is fundamental research focused on uncovering companies with improving quality metrics, business momentum, and attractive relative valuations. The investment process is aided by a proprietary screening process that narrows the investment universe to companies that are consistent with the investment philosophy. The fund employs a growth style of investing. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
The initial investment universe is comprised of:

•	Securities held in the Russell 1000® Growth and S&P 500® Growth Indexes[1]

•	Equity securities within the market‑cap range of the indexes with historical or projected growth rates greater than the Russell 1000® Index median

•	Stocks that meet other growth criteria as determined by the sub‑adviser
Consistent with the fund’s objective and other policies, the fund may invest to a lesser extent in derivatives, including futures, forwards, options and swaps. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Principal Risks of the Underlying Funds

Principal Risks	Transamerica Bond	Transamerica Capital Growth	Transamerica Emerging Markets Debt	Transamerica Emerging Markets Opportunities	Transamerica High Yield Bond
Active Trading	X	X	X	X	X
Bank Obligations	X				X
China A‑Shares				X
Convertible Securities	X	X		X
Counterparty	X	X	X	X	X
Credit	X		X	X	X
Currency	X	X	X	X	X
Currency Hedging	X	X	X
Depositary Receipts		X		X
Derivatives	X	X	X	X
Distressed or Defaulted Securities	X		X		X
Dollar Rolls	X
Emerging Markets	X	X	X	X	X
Energy Sector					X
Equity Securities	X	X		X	X
Extension	X		X		X
Fixed-Income Securities	X		X		X
Floating Rate Loans	X				X
Focused Investing	X	X	X	X	X
Foreign Investments	X	X	X	X	X
Frontier Markets			X	X
Growth Stocks	X	X		X
Hedging	X
High-Yield Debt Securities	X		X		X
Hybrid Instruments			X		X
Inflation	X
Inflation-Protected Securities	X
Interest Rate	X		X		X
Large Capitalization Companies		X		X
Large Shareholder	X	X	X	X	X
Leveraging	X	X	X	X
Liquidity	X	X	X	X	X
Loans	X				X
Management	X	X	X	X	X

Market	X	X	X	X	X
Medium Capitalization Companies				X
Mortgage-Related and Asset-Backed Securities	X
Municipal Securities	X
Non‑Diversification			X
Preferred Stock	X	X			X
Prepayment or Call	X		X		X
Privately Placed and Other Restricted Securities	X				X
Repurchase Agreements	X		X
Small and Medium Capitalization Companies
Sovereign Debt	X		X
Structured Instruments	X
Sustainability and Environmental, Social and Governance (“ESG”) Considerations	X	X			X
To Be Announced (TBA) Transactions	X
Underlying Exchange-Traded Funds		X		X
U.S. Government Agency Obligations	X
Valuation	X	X	X	X	X
Value Investing				X
Warrants and Rights	X	X		X
Yield	X				X

Principal Risks	Transamerica Inflation Opportunities	Transamerica Intermediate Bond	Transamerica International Equity	Transamerica International Growth	Transamerica International Stock
Active Trading	X	X	X	X	X
China A‑Shares				X
Convertible Securities	X			X
Counterparty	X	X
Credit	X	X
Currency	X	X	X	X	X
Currency Hedging	X	X
Depositary Receipts			X	X	X
Derivatives	X	X
Dollar Rolls	X	X
Emerging Markets	X	X	X	X
Equity Securities			X	X	X
Extension	X	X
Fixed-Income Securities	X	X
Focused Investing	X	X	X	X
Foreign Investments	X	X	X	X	X
Growth Stocks			X	X	X
Hedging		X
High-Yield Debt Securities	X	X
Inflation		X
Inflation-Protected Securities	X	X
Interest Rate	X	X
Large Capitalization Companies			X	X	X
Large Shareholder	X	X	X	X	X
Leveraging	X	X
Liquidity	X	X	X	X	X
Loans		X
Management	X	X	X	X	X
Market	X	X	X	X	X

Medium Capitalization Companies					X
Model and Data					X
Money Market Funds	X
Mortgage-Related and Asset-Backed Securities	X	X
Municipal Securities		X
Preferred Stock				X	X
Prepayment or Call	X	X
Privately Placed and Other Restricted Securities		X
Repurchase Agreements	X	X
Small and Medium Capitalization Companies			X	X
Small Capitalization Companies					X
Sovereign Debt	X	X
Sustainability and Environmental, Social and Governance (“ESG”) Considerations		X
To Be Announced (TBA) Transactions		X
Underlying Exchange-Traded Funds					X
U.S. Government Agency Obligations	X	X
Valuation	X	X	X	X	X
Value Investing			X		X
Warrants and Rights				X	X
Yield	X	X

Principal Risks	Transamerica Large Growth	Transamerica Large Cap Value	Transamerica Mid Cap Growth	Transamerica Mid Cap Value Opportunities	Transamerica Multi- Managed Balanced
Active Trading	X	X	X	X	X
Asset Class Allocation					X
Convertible Securities	X			X
Counterparty	X		X		X
Credit	X		X		X
Currency	X	X	X	X	X
Currency Hedging	X				X
Depositary Receipts	X	X		X
Derivatives	X				X
Dollar Rolls					X
Emerging Markets	X				X
Equity Securities	X	X	X	X	X
Extension					X
Fixed-Income Securities					X
Focused Investing	X	X		X	X
Foreign Investments	X	X	X	X	X
Growth Stocks	X		X		X
Hedging					X
High-Yield Debt Securities					X
Inflation					X
Inflation-Protected Securities					X
Interest Rate					X
Large Capitalization Companies	X	X			X
Large Shareholder		X	X	X	X
Leveraging	X		X		X
Liquidity	X	X			X
Loans					X
Management	X	X	X	X	X

Market	X	X	X	X	X
Medium Capitalization Companies			X	X	X
Mortgage-Related and Asset-Backed Securities					X
Municipal Securities					X
Preferred Stock	X		X	X	X
Prepayment or Call					X
Privately Placed and Other Restricted Securities					X
REITs				X
Repurchase Agreements			X		X
Small and Medium Capitalization Companies	X	X
Small Capitalization Companies					X
Sovereign Debt					X
Sustainability and Environmental, Social and Governance (“ESG”) Considerations	X				X
To Be Announced (TBA) Transactions					X
U.S. Government Agency Obligations					X
Valuation		X			X
Value Investing		X		X	X
Warrants and Rights	X			X
Yield					X

Principal Risks	Transamerica Short-Term Bond	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Sustainable Equity Income	Transamerica US Growth
Active Trading	X	X	X	X	X	X
Bank Obligations	X
Counterparty	X			X		X
Credit	X					X
Currency	X	X		X	X	X
Depositary Receipts		X		X	X	X
Derivatives	X				X	X
Dividend Paying Stock					X
Dollar Rolls	X
Emerging Markets	X
Equity Securities		X	X	X	X	X
Extension	X
Fixed-Income Securities	X
Floating Rate Loans	X
Focused Investing	X	X			X
Foreign Investments	X	X		X	X	X
Growth Stocks		X				X
High-Yield Debt Securities	X
Inflation	X
Inflation-Protected Securities	X
Interest Rate	X
Large Capitalization Companies					X	X
Large Shareholder	X	X	X	X	X	X
Leveraging	X				X	X
Liquidity	X	X	X	X	X	X
Loans	X
Management	X	X	X	X	X	X
Market	X	X	X	X	X	X
Medium Capitalization Companies				X	X

Mortgage-Related and Asset-Backed Securities	X
Prepayment or Call	X
Privately Placed and Other Restricted Securities	X
REITs				X
Repurchase Agreements				X
Small and Medium Capitalization Companies						X
Small Capitalization Companies		X	X	X
Sovereign Debt	X
Sustainability and Environmental, Social and Governance (“ESG”) Considerations	X
Sustainability Investing					X
To Be Announced (TBA) Transactions	X
Underlying Exchange-Traded Funds			X	X
U.S. Government Agency Obligations	X
Valuation	X	X	X	X	X	X
Value Investing			X	X	X
Yield	X
* * *
Investors Should Retain this Supplement for Future Reference
September 29, 2021